ALPS ETF Trust

1290 Broadway, Suite 1100

Denver, Colorado 80203

July 2, 2015

Securities and Exchange Commission

Division of Investment Management

100 F Street, NE

Washington, D.C.  20549

Re:

ALPS ETF Trust (the “Registrant”) (File Nos. 333-148826; 811-22175)

Dear Sir or Madam:

Transmitted herewith pursuant to Rule 497(j) under the Securities Act of 1933, as amended, is certification that the Prospectus and Statement of Additional Information with respect to the Registrant, effective June 26, 2015, do not differ from those filed in the Post-Effective Amendment No. 248 on June 26, 2015, which was filed electronically.

Sincerely,

/s/ Abigail Murray

Abigail Murray, Esq.

Secretary

cc:

Stuart Strauss, Esq.

Dechert LLP